1
Bancroft Fund Ltd.
Schedule of Investments — December 31, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 86 .4%
Aerospace and Defense — 4 .9%
$ 2,500,000 AeroVironment Inc. ,
Zero Coupon , 07/15/30 ........... $ 2,718,750
1,700,000 AST SpaceMobile Inc. ,
2.000% , 01/15/36 (a) ............. 1,700,935
1,500,000 BlackSky Technology Inc. ,
8.250% , 08/01/33 (a) ............. 1,600,200
2,000,000 Voyager Technologies Inc. ,
0.750% , 11/15/30 (a) ............. 2,107,000
8,126,885
Automotive: Parts and Accessories — 1 .2%
2,000,000 Plug Power Inc. ,
6.750% , 12/01/33 (a) ............. 2,002,000
Business Services — 2 .1%
1,600,000 Live Nation Entertainment Inc. ,
2.875% , 01/15/30 ............... 1,684,800
700,000 Mirion Technologies Inc. ,
0.250% , 06/01/30 (a) ............. 869,225
Terawulf Inc.
600,000 1.000% , 09/01/31 (a) ............. 710,700
200,000 Zero Coupon , 05/01/32 (a) ......... 173,500
3,438,225
Computer Software and Services — 11 .3%
Akamai Technologies Inc.
2,000,000 1.125% , 02/15/29 ............... 1,981,000
2,000,000 0.250% , 05/15/33 (a) ............. 2,216,000
375,000 Bitdeer Technologies Group ,
4.000% , 11/15/31 (a) ............. 348,262
3,000,000 Box Inc. ,
1.500% , 09/15/29 ............... 2,925,000
2,000,000 CyberArk Software Ltd. ,
Zero Coupon , 06/15/30 (a) ......... 2,142,000
2,250,000 Nebius Group NV ,
2.750% , 09/15/32 (a) ............. 2,158,875
1,100,000 Pagaya Technologies Ltd. ,
6.125% , 10/01/29 ............... 2,008,490
2,000,000 Parsons Corp. ,
2.625% , 03/01/29 ............... 2,061,000
2,900,000 Progress Software Corp. ,
3.500% , 03/01/30 ............... 2,941,325
18,781,952
Consumer Products — 1 .2%
2,000,000 Zoetis Inc. ,
0.250% , 06/15/29 (a) ............. 2,065,000
Principal
Amount
Market
Value
Consumer Services — 1 .7%
$ 2,140,000 Uber Technologies Inc. , Ser. 2028 ,
0.875% , 12/01/28 ............... $ 2,780,930
Diversified Industrial — 2 .2%
1,500,000 BWX Technologies Inc. ,
Zero Coupon , 11/01/30 (a) ......... 1,433,250
750,000 Enovix Corp. ,
4.750% , 09/15/30 (a) ............. 725,250
1,500,000 PureCycle Technologies Inc. ,
7.250% , 08/15/30 ............... 1,515,000
3,673,500
Energy and Utilities — 19 .4%
200,000 Bloom Energy Corp. ,
3.000% , 06/01/28 ............... 932,120
1,300,000 Centrus Energy Corp. ,
Zero Coupon , 08/15/32 (a) ......... 1,676,025
CMS Energy Corp.
2,000,000 3.375% , 05/01/28 ............... 2,144,000
1,000,000 3.125% , 05/01/31 (a) ............. 989,550
650,000 Energy Fuels Inc. ,
0.750% , 11/01/31 (a) ............. 674,700
3,000,000 Eos Energy Enterprises Inc. ,
1.750% , 12/01/31 (a) ............. 2,917,500
3,000,000 FirstEnergy Corp. ,
3.875% , 01/15/31 (a) ............. 3,235,500
3,350,000 Fluor Corp. ,
1.125% , 08/15/29 ............... 3,824,695
1,000,000 Golar LNG Ltd. ,
2.750% , 12/15/30 (a) ............. 966,750
3,400,000 Nabors Industries Inc. ,
1.750% , 06/15/29 ............... 2,769,980
3,500,000 Northern Oil & Gas Inc. ,
3.625% , 04/15/29 ............... 3,385,375
PPL Capital Funding Inc.
3,000,000 2.875% , 03/15/28 ............... 3,296,250
1,000,000 3.000% , 12/01/30 (a) ............. 1,003,665
1,500,000 Solaris Energy Infrastructure Inc. ,
0.250% , 10/01/31 ............... 1,626,563
100,000 Ur-Energy Inc. ,
4.750% , 01/15/31 (a) ............. 114,850
2,450,000 WEC Energy Group Inc. ,
4.375% , 06/01/29 ............... 2,864,050
32,421,573
Financial Services — 10 .4%
3,495,000 Bitfarms Ltd. ,
1.375% , 01/15/31 (a) ............. 2,191,016
4,000,000 Cleanspark Inc. ,
Zero Coupon , 02/15/32 (a) ......... 3,018,000
Coinbase Global Inc.
1,200,000 0.250% , 04/01/30 ............... 1,232,100

Bancroft Fund Ltd.
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Financial Services (Continued)
$ 600,000 Zero Coupon , 10/01/32 (a) ......... $ 538,200
2,000,000 Galaxy Digital Holdings LP ,
2.500% , 12/01/29 (a) ............. 2,530,200
2,150,000 Riot Platforms Inc. ,
0.750% , 01/15/30 (a) ............. 2,437,563
825,000 SoFi Technologies Inc. ,
1.250% , 03/15/29 (a) ............. 2,336,812
2,500,000 WisdomTree Inc. ,
3.250% , 08/15/29 ............... 3,010,937
17,294,828
Health Care — 18 .4%
2,000,000 ANI Pharmaceuticals Inc. ,
2.250% , 09/01/29 ............... 2,524,000
2,250,000 Bridgebio Pharma Inc. ,
1.750% , 03/01/31 (a) ............. 3,917,813
219,000 Celcuity Inc. ,
2.750% , 08/01/31 ............... 475,646
350,000 Cogent Biosciences Inc. ,
1.625% , 11/15/31 ............... 411,530
750,000 Collegium Pharmaceutical Inc. ,
2.875% , 02/15/29 ............... 1,060,800
2,000,000 Cytokinetics Inc. ,
1.750% , 10/01/31 (a) ............. 2,494,200
1,650,000 Evolent Health Inc. ,
3.500% , 12/01/29 ............... 1,113,750
3,000,000 Halozyme Therapeutics Inc. ,
0.875% , 11/15/32 (a) ............. 3,052,500
940,000 Invacare Corp., Escrow ,
Zero Coupon , 05/08/28 (b) ......... 0
400,000 Ionis Pharmaceuticals Inc. ,
Zero Coupon , 12/01/30 (a) ......... 427,000
2,600,000 Ligand Pharmaceuticals Inc. ,
0.750% , 10/01/30 (a) ............. 3,054,090
OSI Systems Inc.
1,750,000 2.250% , 08/01/29 ............... 2,604,000
300,000 0.500% , 02/01/31 (a) ............. 295,710
4,000,000 Sarepta Therapeutics Inc. ,
4.875% , 09/01/30 ............... 3,222,000
2,250,000 Tempus AI Inc. ,
0.750% , 07/15/30 (a) ............. 2,403,000
1,500,000 TransMedics Group Inc. ,
1.500% , 06/01/28 ............... 2,249,175
1,000,000 Travere Therapeutics Inc. ,
2.250% , 03/01/29 ............... 1,427,000
30,732,214
Metals and Mining — 1 .9%
750,000 Endeavour Silver Corp. ,
0.250% , 01/15/31 (a) ............. 817,500
Principal
Amount
Market
Value
$ 150,000 First Majestic Silver Corp. ,
0.125% , 01/15/31 (a) ............. $ 165,675
900,000 MP Materials Corp. ,
3.000% , 03/01/30 (a) ............. 2,248,650
3,231,825
Real Estate Investment Trusts — 1 .8%
3,000,000 Digital Realty Trust LP ,
1.875% , 11/15/29 (a) ............. 3,049,500
Retail — 2 .1%
2,300,000 Alibaba Group Holding Ltd. ,
0.500% , 06/01/31 ............... 3,577,650
Security Software — 0 .2%
380,000 Cloudflare Inc. ,
Zero Coupon , 06/15/30 (a) ......... 414,010
Semiconductors — 3 .1%
1,000,000 Cohu Inc. ,
1.500% , 01/15/31 (a) ............. 1,114,500
2,000,000 indie Semiconductor Inc. ,
3.500% , 12/15/29 (a) ............. 2,085,000
1,600,000 Nova Ltd. ,
Zero Coupon , 09/15/30 (a) ......... 1,993,600
5,193,100
Telecommunications — 4 .5%
1,250,000 ADTRAN Holdings Inc. ,
3.750% , 09/15/30 (a) ............. 1,351,250
1,000,000 Applied Digital Corp. ,
2.750% , 06/01/30 ............... 2,703,750
200,000 Impinj Inc. ,
Zero Coupon , 09/15/29 (a) ......... 206,300
1,500,000 Lumentum Holdings Inc. ,
0.375% , 03/15/32 (a) ............. 3,213,750
7,475,050
TOTAL CONVERTIBLE CORPORATE
BONDS ....................... 144,258,242
CORPORATE BONDS — 0 .6%
Health Care — 0 .6%
1,000,000 iTracHEALTH Corp. ,
8.000% , 06/30/27 (b) ............. 1,000,000
Shares
MANDATORY CONVERTIBLE SECURITIES (c) — 11 .0%
Aerospace and Defense — 1 .0%
25,050 The Boeing Co. ,
6.000% , 10/15/27 ............... 1,729,953

Bancroft Fund Ltd.
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(c) (Continued)
Computer Software and Services — 2 .3%
57,000 Hewlett Packard Enterprise Co. ,
7.625% , 09/01/27 ............... $ 3,801,330
Energy and Utilities — 1 .9%
44,000 NextEra Energy Inc. ,
7.234% , 11/01/27 ............... 2,145,000
21,500 The Southern Co. , Ser. A ,
7.125% , 12/15/28 ............... 1,082,740
3,227,740
Financial Services — 1 .4%
28,600 Shift4 Payments Inc. ,
6.000% , 05/01/28 ............... 2,288,286
Health Care — 2 .2%
29,600 BrightSpring Health Services Inc. ,
6.750% , 02/01/27 ............... 3,735,816
Semiconductors — 2 .2%
61,500 Microchip Technology Inc. ,
7.500% , 03/15/28 ............... 3,584,220
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................... 18,367,345
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .0%
$ 3,330,000 U.S. Treasury Bills,
3.565 % to 3.651% † , 03/05/26 to
03/19/26 ...................... 3,305,569
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 149,056,013 ) ............. $ 166,931,156
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Represents annualized yields at dates of purchase.